Subsequent Events	9 Months Ended
Sep. 30, 2021
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Subsequent Events
NOTE 20. SUBSEQUENT EVENTS
During the period from October 1 to November 30, 2021 PEMEX has the following subsequent events:

A.	Recent financing activities
As of September 30, 2021, the outstanding amount under PMI Trading revolving credit line was U.S. $2,372,557. From October 1 to
November 30,
2021, PMI Trading obtained
U.S.

$8,077,284 from its revolving credit line and repaid U.S. $8,394,229. As of
November 30,
2021, the outstanding amount under this revolving credit line was U.S. $2,055,612.
On October 19, 2021, Petróleos Mexicanos entered into a Ps. 4,000,000 term loan due April 15, 2022, which bears interest at a floating rate linked to TIIE plus 248 basis points.
As of
November 30,
2021, Petróleos Mexicanos had U.S. $5,500,000 and Ps. 37,000,000 in available credit lines in order to provide liquidity, of which U.S. $
100,000
 remain currently available.

B.	Exchange rates and crude oil prices
As of November 30, 2021, the Mexican
peso-U.S.
dollar exchange rate was Ps. 21.8185 per U.S. dollar which represents a 7.4% depreciation of t
h
e value of the peso in U.S. dollar terms as compared to the exchange rate as of September 30, 2021, which was Ps. 20.3060 per U.S. dollar. This increase in U.S. dollar exchange rate from September 30, 2021 to
November 30,
2021, has led to an increase of Ps. 146,410,073 in PEMEX’s foreign exchange loss
.
As of November 30, 2021, the weighted average price of the crude oil exported by PEMEX was U.S. $63.16 per barrel as compared to the average price as of September 30, 2021 which was U.S. $71.25 per barrel, this represents a price decrease of approximately 11.4%.

C.	Contributions from the Mexican Government
During the period from October 1 to November 16, 2021 and from November 22 to November 26, 2021, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy to support the construction of the Dos Bocas Refinery. On November 19, 2021, the Mexican Government contributed Ps. 32,615,539 for the repayment of the debt of Petróleos Mexicanos. These amounts are reflected in the table below:

Date		Amount
October 5	Ps.	1,500,000
October 12		2,400,000
October 19		1,000,000
October 26		1,000,000
November 5		1,000,000
November 16		1,000,000
November 19		32,615,539
November 22		1,000,000
November 26		1,355,290

Total	Ps.	42,870,829